Derivative Financial Instruments - Summary of Characterisitics and Fair Value of Derivative Instruments (Detail)	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1						1.75%
Fair value asset	$ 292,697,000	$ 89,711,000
Fair value liability	51,205,000	71,387,000	$ 750,704,000
TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1			5.75%		5.75%
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount					$ 95,500,000
Hedge start date			2016-03
Rate			Libor 30
Floor			0.42%		0.42%
CAP 1			1.75%		1.75%
CAP 2			2.75%		2.75%
Due date			2021-01
Fair value liability			$ 476,000
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount					$ 95,500,000
Hedge start date			2016-03
Rate			Libor 30
Floor			0.42%		0.42%
CAP 1			1.75%		1.75%
CAP 2			2.75%		2.75%
Due date			2021-02
Fair value liability			$ 857,000
H S B C Bank [Member] | 7.21% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount		$ 1,500,000,000.0	$ 1,500,000,000.0
Hedge start date		2017-05	2017-05
Rate		7.21%	7.21%
Due date		2022-03	2022-03
Fair value liability		$ (6,764,000)	$ (57,090,000)
Scotiabank [Member] | TIIE 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount			$ 3,000,000,000.0
Hedge start date			2020-03
Rate			6.332
Due date			2025-02
Fair value liability			$ 201,788,000
Scotiabank [Member] | 8.0315% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount		$ 2,300,000,000.0	$ 2,300,000,000.0
Hedge start date		2019-02	2019-02
Rate		8.0315	8.0315%
Due date		2022-11	2022-11
Fair value liability		$ 23,527,000	$ (154,741,000)
Scotiabank [Member] | 8.03% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000.0	$ 3,000,000,000.0	$ 3,000,000,000.0
Hedge start date	2019-02	2019-02	2019-02
Rate	8.03%	8.03	8.03%
Due date	2024-03	2024-03	2024-03
Fair value asset	$ 91,885,000
Fair value liability		$ (41,096,000)	$ (335,752,000)
Scotiabank [Member] | 6.332% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000.0	$ 3,000,000,000.0
Hedge start date	2020-03	2020-03
Rate	6.332%	6.332%
Due date	2025-02	2025-02
Fair value asset	$ 200,812,000	$ 89,711,000
The bank of Nova Scotia [Member] | 1.59% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 20,000,000.0
Hedge start date	2022-03
Rate	1.59
Due date	2025-04
Fair value liability	$ 14,972,000
The bank of Nova Scotia [Member] | 1.7850% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 30,000,000.0
Hedge start date	2022-03
Rate	1.7850
Due date	2025-09
Fair value liability	$ 36,233,000